Sales revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	$ 124,474	$ 83,966	$ 53,683
Domestic Market [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	94,292	61,191	36,334
ForeignMarketMember
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	30,182	22,775	17,349
Americas [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	7,166	4,702	3,419
China [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	6,389	7,053	7,703
Europe [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	5,932	3,110	1,853
United States [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	4,914	2,162	1,193
Singapore [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	4,271	3,913	2,415
Asia [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	1,505	1,671	746
Others Countries [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	5	164	20
Fuel Oi Lincluding Bunker Fuel [Member] | ForeignMarketMember
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	7,399	5,480	3,525
Other Oil Products [Member] | ForeignMarketMember
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	766	1,069	700
Natural Gas [member] | Domestic Market [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	7,673	5,884	3,649
Oil [Member] | Domestic Market [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	7,719	671	48
Oil [Member] | ForeignMarketMember
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	19,332	14,942	11,720
Renewables And Nitrogen Products [Member] | Domestic Market [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	283	40	59
Breakage [Member] | Domestic Market [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	669	243	438
Electricities [Member] | Domestic Market [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	694	2,902	1,109
Services And Others [Member] | Domestic Market [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	1,043	808	755
Exports [Member] | ForeignMarketMember
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	27,497	21,491	15,945
Sales Abroad [Member] | ForeignMarketMember
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	2,685	1,284	1,404
Oil Products [Member] | Domestic Market [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	76,211	50,643	30,276
Oil Products [Member] | Diesel [Member] | Domestic Market [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	40,149	24,236	13,924
Oil Products [Member] | Gasoline [member] | Domestic Market [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	16,175	11,910	6,313
Oil Products [Member] | Liquefied Petroleum Gas [Member] | Domestic Market [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	5,121	4,491	3,383
Oil Products [Member] | Jet Fuel [Member] | Domestic Market [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	5,423	2,271	1,455
Oil Products [Member] | Naphtha [Member] | Domestic Market [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	2,396	1,699	1,694
Oil Products [Member] | Fuel Oi Lincluding Bunker Fuel [Member] | Domestic Market [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	1,411	1,775	795
Oil Products [Member] | Other Oil Products [Member] | Domestic Market [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Sales revenues	$ 5,536	$ 4,261	$ 2,712